Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 33,912	$ 352,743	$ 822,116	$ 8,216,829		$ (8,678,291)	$ 747,309
Beginning balance, shares at Dec. 31, 2019	395,640	4,115,330	51,042
Share based compensation				1,304,401			1,304,401
Shares issued due to conversion of debt
Net income (loss)						(3,681,389)	(3,681,389)
Shares issued pursuant to acquisition of Medigap		$ 4,000		996,000			1,000,000
Shares issued pursuant to acquisition of Medigap, shares		46,667
Common stock issued due to Stock Purchase Agreement		$ 2,667		197,333			200,000
Common stock issued due to Stock Purchase Agreement, shares		31,111
Common stock issued due to Earnout Agreement		$ 1,875	$ (300,000)	298,125
Common stock issued due to Earnout Agreement, shares		21,875	(21,875)
Common stock issuable related to UIS business acquisition		$ 1,538		198,462			200,000
Common stock issuable related to UIS business acquisition, shares		17,943
Shares issued upon termination of employee		$ 694		165,973			166,667
Shares issued upon termination of employee, shares		8,102
Common stock issuable reclassification			$ (182,116)	182,116
Common stock issuable reclassification, shares			(5,826)
Shares issued for vested stock awards, shares							27,417
Ending balance, value at Dec. 31, 2020	$ 33,912	$ 363,517	$ 340,000	11,559,239		(12,359,680)	$ (63,012)
Ending balance, shares at Dec. 31, 2020	395,640	4,241,028	23,341
Share based compensation				246,966			246,966
Shares issued for services		$ 1,290		89,760			91,050
Shares issued for services, shares		15,000
Shares issued due to private placement		$ 154,800		8,954,348			9,109,148
Shares issued due to private placement, shares		1,800,000
Over-allotment shares from offering, net of offering costs of $250,928		$ 23,220		1,343,153			1,366,373
Over-allotment shares from offering, net of offering costs, shares		270,000
Warrants sold during public offering at quoted price				20,700			20,700
Shares issued due to conversion of preferred stock	$ (33,812)	$ 339,264		(305,452)
Shares issued due to conversion of preferred stock, shares	(394,493)	3,944,930
Shares issued due to conversion of debt							3,800,000
Rounding shares related to initial public offering
Rounding shares related to initial public offering, shares		1,885	(3)
Shares issued pursuant to software purchase		$ 1,984	$ (340,000)	338,016			0
Shares issued pursuant to software purchase, shares		23,338	(23,338)
Net income (loss)						(613,926)	(613,926)
Shares issued due to conversion of debt		$ 54,467		3,745,533			3,800,000
Shares issued due to conversion of debt, shares		633,333
Ending balance, value at Mar. 31, 2021	$ 100	$ 938,542		25,992,263		(12,973,606)	13,957,299
Ending balance, shares at Mar. 31, 2021	1,147	10,929,514
Beginning balance, value at Dec. 31, 2020	$ 33,912	$ 363,517	$ 340,000	11,559,239		(12,359,680)	(63,012)
Beginning balance, shares at Dec. 31, 2020	395,640	4,241,028	23,341
Share based compensation				658,077			658,077
Shares issued for services		$ 1,290		89,760			91,050
Shares issued for services, shares		15,000
Shares issued due to private placement		$ 154,800		8,954,348			9,109,148
Shares issued due to private placement, shares		1,800,000
Over-allotment shares from offering, net of offering costs of $250,928		$ 23,220		1,343,153			1,366,373
Over-allotment shares from offering, net of offering costs, shares		270,000
Warrants sold during public offering at quoted price				20,700			20,700
Shares issued due to conversion of preferred stock	$ (33,912)	$ 340,268		(306,356)
Shares issued due to conversion of preferred stock, shares	(395,660)	3,956,600
Shares issued due to conversion of debt		$ 54,467		3,745,533			3,800,000
Beginning balance, shares		633,333
Rounding shares related to initial public offering
Rounding shares related to initial public offering, shares	20	1,885	(3)
Shares issued pursuant to software purchase		$ 1,983	$ (340,000)	338,017
Shares issued pursuant to software purchase, shares		23,338
Beginning balance, shares			(23,338)
Shares issued pursuant to acquisition of Kush		$ 1,284		48,716			50,000
Beginning balance, shares		14,925
Stock subscriptions					(20,000,000)		(20,000,000)
Net income (loss)						(21,098,465)	$ (21,098,465)
Shares issued for vested stock awards, shares
Ending balance, value at Dec. 31, 2021		$ 940,829		26,451,187	(20,000,000)	(33,458,145)	$ (26,066,129)
Ending balance, shares at Dec. 31, 2021		10,956,109
Share based compensation				739,960			739,960
Shares issued due to private placement	$ 781	$ 229,694		(230,424)	20,000,000		20,000,051
Shares issued due to private placement, shares	9,076	2,670,892
Shares issued due to conversion of debt
Net income (loss)						9,340,000	9,340,000
Shares issued pursuant to acquisition of Medigap		$ 52,119		4,711,332			4,763,451
Shares issued pursuant to acquisition of Medigap, shares		606,037
Exercise of Series A warrants		$ 32,250		2,442,750			2,475,000
Exercise of Series A warrants, shares		375,000
Issuance of prefunded Series C Warrants in exchange for common shares		$ (281,815)		281,815
Issuance of prefunded Series C Warrants in exchange for common shares, shares		(3,276,929)
Shares issued for vested stock awards		$ 516		(516)
Shares issued for vested stock awards, shares		6,000
Ending balance, value at Mar. 31, 2022	$ 781	$ 973,593		$ 34,396,104		$ (24,118,145)	$ 11,252,333
Ending balance, shares at Mar. 31, 2022	9,076	11,337,109